Issued Capital (Details 3) - AUD ($)		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2019	[1]
Disclosure of classes of share capital [line items]
Beginning of the year		$ 143,910,328
End of the year		$ 156,632,636		$ 143,910,328
Movements in Options [Member]
Disclosure of classes of share capital [line items]
Balance (in shares)			[1]		[1]
Beginning of the year			[1]		[1]	$ 2,701,644
Reclassify expired options to accumulated losses (in shares)
Reclassify expired options to accumulated losses						$ (2,701,644)
End (in shares)			[1]		[1]
End of the year	[1]

[1]	In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2019 and 2018.